Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends (in dollars per share)	$ 0.05	$ 0.11	$ 0.10
Deferred income taxes	$ 55,567	$ 68,368	$ 58,334
Stock dividends, share per share	75